Employee Benefits - Summary of Movements in Stock Options Until The Transaction Date (Detail) - shares	1 Months Ended	12 Months Ended
	Jan. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Summary of Number and Weighted Average Exercise Prices of Share Options [Line Items]
Outstanding at the beginning of the year	13,081,328	9,721,609	13,081,328	8,838,015
Granted		3,543,040	2,463,890	5,760,917
Exercised		(2,738,607)	(5,006,343)	(1,238,783)
Cancelled		(1,750,716)	(817,266)	(278,821)
Outstanding		8,775,326	9,721,609	13,081,328
Employee Stock Option Plan [Member]
Summary of Number and Weighted Average Exercise Prices of Share Options [Line Items]
Outstanding at the beginning of the year	1,285,619	910,382	1,285,619	1,584,192
Granted	20,000	0	0	0
Exercised		(229,291)	(375,237)	(298,573)
Other		(5,400)
Cancelled		0	0	0
Outstanding		675,691	910,382	1,285,619
Management Stock Option Plan [Member]
Summary of Number and Weighted Average Exercise Prices of Share Options [Line Items]
Outstanding at the beginning of the year	6,238,316	3,003,867	6,238,316	7,253,823
Granted		0	38,610	33,000
Exercised		(1,063,152)	(3,271,405)	(927,410)
Other		5,400
Cancelled		(13,253)	(1,654)	(121,097)
Outstanding		1,932,862	3,003,867	6,238,316
Founders Stock Option Plan [Member]
Summary of Number and Weighted Average Exercise Prices of Share Options [Line Items]
Outstanding at the beginning of the year	1,033,609	1,013,609	1,033,609	0
Granted		0	0	1,033,609
Exercised		0	(20,000)	0
Other		0
Cancelled		0	0	0
Outstanding		1,013,609	1,013,609	1,033,609
RSU Employees [Member]
Summary of Number and Weighted Average Exercise Prices of Share Options [Line Items]
Outstanding at the beginning of the year	2,027,765	2,984,802	2,027,765	0
Granted		1,822,625	2,425,280	2,198,289
Exercised		(1,101,262)	(944,298)	(12,800)
Other		0
Cancelled		(1,372,241)	(523,945)	(157,724)
Outstanding		2,333,924	2,984,802	2,027,765
RSU Management [Member]
Summary of Number and Weighted Average Exercise Prices of Share Options [Line Items]
Outstanding at the beginning of the year	2,000,000	1,458,334	2,000,000	0
Granted		1,720,415	0	2,000,000
Exercised		(248,976)	(249,999)	0
Other		0
Cancelled		(333,333)	(291,667)	0
Outstanding		2,596,440	1,458,334	2,000,000
RSU Coil Ares [Member]
Summary of Number and Weighted Average Exercise Prices of Share Options [Line Items]
Outstanding at the beginning of the year	496,019	350,615	496,019	0
Granted		0	0	496,019
Exercised		(95,926)	(145,404)	0
Other		0
Cancelled		(31,889)	0	0
Outstanding		222,800	350,615	496,019